WEIL, GOTSHAL & MANGES LLP
767 Fifth Avenue
New York, New York 10153
(212) 310-8000

                      April 18, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

      Re:
      Registration Statement on Form S-3
      of Magellan Health Services, Inc.
      (Registration No. 333-120271)

Ladies and Gentlemen:

        On behalf of Magellan Health Services, Inc., a Delaware corporation (the "Company"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 101 of Regulation S-T and the Securities Act of 1933, as amended, is Amendment No. 1 to the Registration Statement on Form S-3 (Registration No. 333-120271) with respect to the registration of Ordinary Common Stock, par value $0.01 per share, of the Company in connection with an offering of shares of Common Stock by certain stockholders of the Company.

        We respectfully request that the Commission advise the undersigned at (212) 310-8835 of any questions or comments that the Commission may have.

                      Very truly yours,
                      /s/ Robert L. Messineo
                      Robert L. Messineo

cc:
Daniel N. Gregoire, General Counsel
Mark S. Demilio, Chief Financial Officer
Magellan Health Services, Inc.